PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of employee benefits [Abstract]
Schedule of Sensitivity Analysis and Actuarial Assumptions

	At June 30, 2024	At December 31, 2023
	Discount rate	Discount rate
Switzerland	1.45%	1.40%
U.S.
Hourly pension	5.30% - 5.35%	4.85% - 4.90%
Salaried pension	5.35%	4.85%
OPEB	5.30% - 5.40%	4.85% - 4.90%
Other benefits	5.25% - 5.30%	4.75% - 4.85%
France
Retirements	3.65%	3.30%
Other benefits	3.60%	3.25%
Germany	3.65%	3.30%

Schedule of Amounts Recognized in the Consolidated Statement of Financial Position

	At June 30, 2024			At December 31, 2023
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	629	—	629	653	—	653
Fair value of plan assets	(492)	—	(492)	(488)	—	(488)
Deficit of funded plans	137	—	137	165	—	165
Present value of unfunded obligation	104	139	243	103	143	246
Net liability / (asset) arising from defined benefit obligation	241	139	380	268	143	411

Disclosure Of Defined Benefit Plans Expense Recognised In Income Statement Explanatory

	Three months ended June 30,
	2024			2023
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(4)	(1)	(5)	(3)	(2)	(5)
Net interest	(3)	(2)	(5)	(3)	(1)	(4)
Immediate recognition of gains arising over the year	—	1	1	—	—	—
Administration expenses	—	—	—	—	—	—
Total	(7)	(2)	(9)	(6)	(3)	(9)

	Six months ended June 30,
	2024			2023
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(8)	(2)	(10)	(7)	(3)	(10)
Net interest	(4)	(4)	(8)	(5)	(3)	(8)
Immediate recognition of gains arising over the year	—	1	1	—	—	—
Administration expenses	(1)	—	(1)	(1)	—	(1)
Total	(13)	(5)	(18)	(13)	(6)	(19)

Schedule of Movement in Net Defined Benefit Obligations

	Six months ended June 30, 2024
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2024	756	143	899	(488)	411
Included in the Consolidated Income Statement
Current service cost	8	2	10	—	10
Interest cost / (income)	11	4	15	(7)	8
Immediate recognition of losses arising over the year	—	(1)	(1)	—	(1)
Administration expenses	—	—	—	1	1
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(9)	(9)
—changes in financial assumptions	(21)	(5)	(26)	—	(26)
—changes in demographic assumptions	—	—	—	—	—
—experience losses	1	1	2	—	2
Effects of changes in foreign exchange rates	(2)	3	1	3	4
Included in the Consolidated Statement of Cash Flows
Benefits paid	(22)	(8)	(30)	19	(11)
Contributions by the Group	—	—	—	(9)	(9)
Contributions by the plan participants	2	—	2	(2)	—
At June 30, 2024	733	139	872	(492)	380

Schedule of Net Defined Benefit Obligations by Country

	At June 30, 2024			At December 31, 2023
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	126	(6)	120	127	(6)	121
Germany	97	(1)	96	103	(1)	102
Switzerland	277	(267)	10	290	(265)	25
United States	372	(218)	154	379	(216)	163
Total	872	(492)	380	899	(488)	411